Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - Not measured at fair value - AUD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	$ 777,524	$ 746,686	$ 746,729
Financial liabilities, Carrying Amount	785,697	749,430	739,425
Financial assets, Fair Value	779,854	748,306	747,186
Financial liabilities, Fair Value	779,976	751,562	740,598
Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	12,728	3,287	1,889
Financial liabilities, Fair Value	12,728	3,287	1,889
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	544,126	524,834	511,888
Financial liabilities, Fair Value	544,506	525,516	512,544
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	23,496	23,845	24,087
Financial liabilities, Fair Value	23,496	23,845	24,087
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	179,540	175,638	184,825
Financial liabilities, Fair Value	175,610	176,838	185,423
Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities, Carrying Amount	25,807	21,826	16,736
Financial liabilities, Fair Value	23,636	22,076	16,655
Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	45,815	20,059	19,486
Financial assets, Fair Value	45,815	20,059	19,486
Collateral paid
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	5,339	5,930	6,103
Financial assets, Fair Value	5,339	5,930	6,103
Investment securities
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	1,111	820	812
Financial assets, Fair Value	1,111	820	812
Loans
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	719,410	714,510	713,884
Financial assets, Fair Value	721,740	716,130	714,341
Other financial assets
Fair values of financial assets and financial liabilities
Financial assets, Carrying Amount	5,849	5,367	6,444
Financial assets, Fair Value	$ 5,849	$ 5,367	$ 6,444